Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Investment Grade Bond Portfolio
April 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Ford O'Neil (portfolio manager) has managed the fund since July 2015.

The following information replaces the biographical information for Pramod Atluri found in the "Fund Management" section on page 11.

Ford O'Neil is portfolio manager of the fund, which he has managed since July 2015 and, prior to that, from October 2001 to January 2015. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

VIPIGB-INV-15-02  August 14, 2015
1.918639.104

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Investment Grade Bond Portfolio
April 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Ford O'Neil (portfolio manager) has managed the fund since July 2015.

The following information replaces the biographical information for Pramod Atluri found in the "Fund Management" section on page 11.

Ford O'Neil is portfolio manager of the fund, which he has managed since July 2015 and, prior to that, from October 2001 to January 2015. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

VIG-15-02  August 14, 2015
1.798000.113